Notes Payable, Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of notes payable, related parties

	December 31,
	2018	2017
Unsecured promissory note, interest rate of 4.25% and 8% per annum	$—	$12
Total notes payable, related parties	—	12
Less: current portion of notes payable, related parties	—	12
Total notes payable, long-term	$—	$—